Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 128,424,796	¥ 120,356,472
Commercial | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	36,089,439	32,957,651
Financing receivable, year 2	13,326,456	10,100,587
Financing receivable, year 3	7,110,866	8,626,319
Financing receivable, year 4	5,965,489	5,653,421
Financing receivable, year 5	4,197,181	4,385,807
Prior	9,777,389	9,366,641
Revolving loans amortized cost basis	27,367,612	25,743,172
Revolving Loans Converted to Term Loans Amortized Cost Basis	63,489	15,050
Total	103,897,921	96,848,648
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	57,498,290	55,626,058
Commercial | Domestic | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	20,392,832	20,132,474
Financing receivable, year 2	7,709,706	6,099,692
Financing receivable, year 3	4,897,276	6,675,895
Financing receivable, year 4	5,099,173	4,002,329
Financing receivable, year 5	3,195,961	3,214,528
Prior	7,915,170	7,406,590
Revolving loans amortized cost basis	8,175,676	8,006,891
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	57,385,794	55,538,399
Commercial | Domestic | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	20,168,687	19,867,845
Financing receivable, year 2	7,567,872	5,957,659
Financing receivable, year 3	4,700,171	6,472,135
Financing receivable, year 4	4,955,680	3,823,755
Financing receivable, year 5	3,058,292	3,126,146
Prior	7,289,232	6,722,981
Revolving loans amortized cost basis	7,918,471	7,722,379
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	55,658,405	53,692,900
Commercial | Domestic | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	212,521	222,202
Financing receivable, year 2	132,768	124,499
Financing receivable, year 3	182,359	172,270
Financing receivable, year 4	120,759	114,534
Financing receivable, year 5	91,961	74,635
Prior	524,833	567,514
Revolving loans amortized cost basis	242,574	262,686
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,507,775	1,538,340
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	11,624	42,427
Financing receivable, year 2	9,066	17,534
Financing receivable, year 3	14,746	31,490
Financing receivable, year 4	22,734	64,040
Financing receivable, year 5	45,708	13,747
Prior	101,105	116,095
Revolving loans amortized cost basis	14,631	21,826
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	219,614	307,159
Commercial | Domestic | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	2,478
Financing receivable, year 2	26,192
Financing receivable, year 3	1,379
Financing receivable, year 4	2,669
Financing receivable, year 5	9,904
Prior	8
Revolving loans amortized cost basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	42,630
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	47,353,215	42,189,672
Commercial | Foreign | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	15,696,607	12,825,177
Financing receivable, year 2	5,616,750	4,000,895
Financing receivable, year 3	2,213,590	1,950,424
Financing receivable, year 4	866,316	1,651,092
Financing receivable, year 5	1,001,220	1,171,279
Prior	1,862,219	1,960,051
Revolving loans amortized cost basis	19,191,936	17,736,281
Revolving Loans Converted to Term Loans Amortized Cost Basis	63,489	15,050
Total	46,512,127	41,310,249
Commercial | Foreign | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	15,305,350	12,508,547
Financing receivable, year 2	5,445,830	3,931,278
Financing receivable, year 3	2,166,976	1,857,934
Financing receivable, year 4	827,405	1,577,120
Financing receivable, year 5	877,978	1,083,934
Prior	1,680,485	1,824,977
Revolving loans amortized cost basis	18,889,310	17,540,822
Revolving Loans Converted to Term Loans Amortized Cost Basis	60,877	15,050
Total	45,254,211	40,339,662
Commercial | Foreign | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	330,450	262,388
Financing receivable, year 2	142,807	34,656
Financing receivable, year 3	41,638	60,637
Financing receivable, year 4	23,625	50,210
Financing receivable, year 5	110,527	71,966
Prior	129,927	79,450
Revolving loans amortized cost basis	269,944	174,436
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,048,918	733,743
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	60,807	54,242
Financing receivable, year 2	28,113	34,961
Financing receivable, year 3	4,976	31,853
Financing receivable, year 4	15,286	23,762
Financing receivable, year 5	12,715	15,379
Prior	51,807	55,624
Revolving loans amortized cost basis	32,682	21,023
Revolving Loans Converted to Term Loans Amortized Cost Basis	2,612	0
Total	208,998	236,844
Commercial | Foreign | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	9,301
Financing receivable, year 2	8,575
Financing receivable, year 3	1,057
Financing receivable, year 4	794
Financing receivable, year 5	174
Prior	130
Revolving loans amortized cost basis	10,131
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	30,162
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	12,497,378	12,874,855
Residential | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	668,170	688,000
Financing receivable, year 2	659,156	747,161
Financing receivable, year 3	714,292	607,237
Financing receivable, year 4	573,679	919,359
Financing receivable, year 5	864,058	811,469
Prior	8,997,473	9,077,669
Revolving loans amortized cost basis	20,550	23,960
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,497,378	12,874,855
Residential | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	0
Financing receivable, year 2	0
Financing receivable, year 3	2
Financing receivable, year 4	6
Financing receivable, year 5	28
Prior	1,253
Revolving loans amortized cost basis	0
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	1,289
Residential | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	668,118	687,800
Financing receivable, year 2	658,831	747,121
Financing receivable, year 3	714,154	607,047
Financing receivable, year 4	573,444	918,781
Financing receivable, year 5	863,432	810,933
Prior	8,959,995	9,034,589
Revolving loans amortized cost basis	18,891	22,093
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	12,456,865	12,828,364
Residential | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	52	200
Financing receivable, year 2	325	40
Financing receivable, year 3	138	190
Financing receivable, year 4	235	578
Financing receivable, year 5	626	536
Prior	37,478	43,080
Revolving loans amortized cost basis	1,659	1,867
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	40,513	46,491
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	484,850	472,842
Card | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	21	12
Financing receivable, year 2	181	147
Financing receivable, year 3	224	240
Financing receivable, year 4	269	239
Financing receivable, year 5	207	181
Prior	638	587
Revolving loans amortized cost basis	409,416	403,687
Revolving Loans Converted to Term Loans Amortized Cost Basis	73,894	67,749
Total	484,850	472,842
Card | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	18
Financing receivable, year 2	63
Financing receivable, year 3	100
Financing receivable, year 4	112
Financing receivable, year 5	97
Prior	117
Revolving loans amortized cost basis	9,712
Revolving Loans Converted to Term Loans Amortized Cost Basis	10,801
Total	21,020
Card | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	0	1
Financing receivable, year 2	10	7
Financing receivable, year 3	7	10
Financing receivable, year 4	7	8
Financing receivable, year 5	9	9
Prior	34	37
Revolving loans amortized cost basis	396,746	391,237
Revolving Loans Converted to Term Loans Amortized Cost Basis	15,483	14,374
Total	412,296	405,683
Card | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	21	11
Financing receivable, year 2	171	140
Financing receivable, year 3	217	230
Financing receivable, year 4	262	231
Financing receivable, year 5	198	172
Prior	604	550
Revolving loans amortized cost basis	12,670	12,450
Revolving Loans Converted to Term Loans Amortized Cost Basis	58,411	53,375
Total	72,554	67,159
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	8,832,896	7,782,635
Krungsri | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	2,215,333	1,824,628
Financing receivable, year 2	1,450,106	1,046,959
Financing receivable, year 3	765,619	654,933
Financing receivable, year 4	424,919	692,616
Financing receivable, year 5	446,139	515,731
Prior	757,303	605,053
Revolving loans amortized cost basis	2,757,237	2,427,923
Revolving Loans Converted to Term Loans Amortized Cost Basis	16,240	14,792
Total	8,832,896	7,782,635
Krungsri | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	6,514
Financing receivable, year 2	43,442
Financing receivable, year 3	24,871
Financing receivable, year 4	12,054
Financing receivable, year 5	12,636
Prior	15,261
Revolving loans amortized cost basis	29,402
Revolving Loans Converted to Term Loans Amortized Cost Basis	2,405
Total	146,585
Krungsri | Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	2,071,276	1,689,034
Financing receivable, year 2	1,275,616	956,470
Financing receivable, year 3	664,819	570,865
Financing receivable, year 4	351,517	553,616
Financing receivable, year 5	331,928	406,258
Prior	549,104	459,322
Revolving loans amortized cost basis	2,586,440	2,292,418
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	7,830,700	6,927,983
Krungsri | Under-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	108,463	108,770
Financing receivable, year 2	110,830	66,555
Financing receivable, year 3	72,604	67,504
Financing receivable, year 4	58,066	111,435
Financing receivable, year 5	88,437	85,928
Prior	146,982	98,103
Revolving loans amortized cost basis	138,105	104,652
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	723,487	642,947
Krungsri | Non-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	35,594	26,824
Financing receivable, year 2	63,660	23,934
Financing receivable, year 3	28,196	16,564
Financing receivable, year 4	15,336	27,565
Financing receivable, year 5	25,774	23,545
Prior	61,217	47,628
Revolving loans amortized cost basis	32,692	30,853
Revolving Loans Converted to Term Loans Amortized Cost Basis	16,240	14,792
Total	278,709	211,705
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	1,758,167	1,410,410
Other | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	749,054	551,560
Financing receivable, year 2	296,723	190,786
Financing receivable, year 3	94,173	108,148
Financing receivable, year 4	45,408	48,867
Financing receivable, year 5	26,103	19,875
Prior	87,724	80,252
Revolving loans amortized cost basis	458,982	410,922
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,758,167	1,410,410
Other | Gross charge-offs | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	4,815
Financing receivable, year 2	15,962
Financing receivable, year 3	6,212
Financing receivable, year 4	1,810
Financing receivable, year 5	785
Prior	3,036
Revolving loans amortized cost basis	6,013
Revolving Loans Converted to Term Loans Amortized Cost Basis	0
Total	38,633
Other | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	743,600	549,274
Financing receivable, year 2	291,516	187,638
Financing receivable, year 3	92,176	106,522
Financing receivable, year 4	44,523	47,235
Financing receivable, year 5	24,642	17,832
Prior	82,574	75,726
Revolving loans amortized cost basis	445,355	396,334
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	1,724,386	1,380,561
Other | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	5,454	2,286
Financing receivable, year 2	5,207	3,148
Financing receivable, year 3	1,997	1,626
Financing receivable, year 4	885	1,632
Financing receivable, year 5	1,461	2,043
Prior	5,150	4,526
Revolving loans amortized cost basis	13,627	14,588
Revolving Loans Converted to Term Loans Amortized Cost Basis	0	0
Total	¥ 33,781	¥ 29,849